OTHER CURRENT AND NON-CURRENT NON-FINANCIAL ASSETS - Tax credit remainder (Details) $ in Thousands, R$ in Millions	12 Months Ended
	Dec. 31, 2020 CLP ($)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 CLP ($)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 CLP ($)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)
OTHER CURRENT AND NON-CURRENT NON-FINANCIAL ASSETS
Increase (decrease) in deferred tax liability (asset) | $	$ (16,341,729)		$ 22,839,459		$ 23,254,363
Deduction from unduly collection of taxes	958,000	R$ 7
Account payable to former shareholders	21,204,000	155
Sorocaba
OTHER CURRENT AND NON-CURRENT NON-FINANCIAL ASSETS
Increase (decrease) in deferred tax liability (asset)	684,000	5
Rio De Janeiro Refrescos Ltda
OTHER CURRENT AND NON-CURRENT NON-FINANCIAL ASSETS
Unduly collection of taxes			103,540,000	R$ 613
Unduly collection of taxes related to capital				370
Unduly collection of taxes related to interest and monetary restatement				243
Indirect cost on recognition of right acquired in court				R$ 175
Deferred tax liability recorded			$ 20,246,000				R$ 148
Increase (decrease) in deferred tax liability (asset)	16,142,000	118
Rio De Janeiro Refrescos Ltda | Sorocaba
OTHER CURRENT AND NON-CURRENT NON-FINANCIAL ASSETS
Unduly collection of taxes	6,703,000	49
Unduly collection of taxes related to capital		28
Unduly collection of taxes related to interest and monetary restatement		21
Indirect cost on recognition of right acquired in court	1,368,000	R$ 10
Deferred tax liability recorded	$ 1,778,000					R$ 13
Proportion of ownership interest in associate (as a percentage)	40.00%	40.00%
ex-Companhia De Bebidas Ipiranga
OTHER CURRENT AND NON-CURRENT NON-FINANCIAL ASSETS
Unduly collection of taxes	$ 22,162,000	R$ 162
Unduly collection of taxes related to capital		80
Unduly collection of taxes related to interest and monetary restatement		R$ 82